Income Taxes: - CARES Act (Details) - Hman Group holdings Inc and subsidiaries - USD ($) $ in Thousands	Dec. 26, 2020	Dec. 28, 2019
Accelerated income tax refund, CARES Act	$ 1,147
Deferred payroll taxes, CARES Act	$ 7,136
Interest on income tax return, CARES Act		$ 32,000